Leases (Details) - Schedule of Right-of-use Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Right-Of-Use Assets [Abstract]
Right-of-use assets	$ 4,061,617	$ 295,804
Lease liabilities - current	944,525	347,541
Lease liabilities – non-current	3,356,232
Total	$ 4,300,757	$ 347,541